BALANCE SHEET VALUES OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT CATEGORIES - Footnote (Details) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 162.9	$ 118.0
Financial liabilities	552.1	507.8
Other current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	665.8	567.5
Other tax liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	71.9	28.5
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	41.8	31.2
Prepaid expenses and other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	231.7	162.3
Other tax receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	50.3	24.3
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets	15.9	13.2
Promissory notes
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 2.6	$ 6.8